Convertible Notes Payable (Details Narrative) - USD ($) $ in Thousands			9 Months Ended	12 Months Ended
	Apr. 30, 2023	Feb. 28, 2023	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Long-term debt, gross					$ 4,300
Conversion of Stock, Description					a) a 15% discount to the offering price of the Company’s common stock in the event of an initial public offering of the Company or b) the quotient of $200,000 thousand divided by total equity interests prior to the dilution from the offering. The conversion option feature in the 2022 Notes was evaluated in accordance with ASC 815, and a derivative liability for the $538 thousand estimated fair value of the conversion option was recorded at the time the notes were issued and as of December 31, 2022.
Interest expense				$ 65	$ 265
Face value					$ 5,600
Two Thousand Twenty Two Notes [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Face value	$ 300	$ 3,700	$ 300
Two Thousand Twenty Two Notes [Member] | Series B Preferred Stock [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Converted principal shares	353,713	799,603	66,077
2021 Notes [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Face value	$ 1,300